STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in investments	$ 111,434,824	$ 80,886,724
Interest and dividends on investments	7,412,494	2,639,142
Net investment income	118,847,318	83,525,866
Interest income on notes receivable from participants	1,158,831	995,951
Contributions:
Employer	20,217,903	18,766,164
Participant	39,571,597	37,661,593
Rollover	3,994,448	2,377,124
Total contributions	63,783,948	58,804,881
Deductions from net assets attributed to:
Benefits paid to participants	82,046,683	84,389,636
Administrative expenses	823,003	823,846
Total deductions	82,869,686	85,213,482
Change in net assets available for benefits	100,920,411	58,113,216
Net assets available for benefits:
Beginning of year	665,493,543	607,380,327
End of year	$ 766,413,954	$ 665,493,543